STATEMENT OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Common Stock [Member] INTERVIA INC. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] INTERVIA INC. [Member]	Stock Subscriptions Payable [Member]	Stock Subscriptions Payable [Member] INTERVIA INC. [Member]	Deficit Accumulated During the Development Stage [Member]	Deficit Accumulated During the Development Stage [Member] INTERVIA INC. [Member]	Total	INTERVIA INC. [Member]
Beginning Balance at Feb. 01, 2005
Net loss									$ (368,299)	$ (368,299)
Ending Balance at Jan. 31, 2012									(23,839)	(23,839)
Beginning Balance at Feb. 02, 2005
Capital stock issued for cash	10,500	3,500	59,500	66,500					70,000	70,000
Capital stock issued for cash (Shares)	10,500,000	3,500,000
Net loss							(4,013)	(4,013)	(4,013)	(4,013)
Ending Balance at Jan. 31, 2006	10,500	3,500	59,500	66,500			(4,013)	(4,013)	65,987	65,987
Ending Balance (Shares) at Jan. 31, 2006	10,500,000	3,500,000
Donated services			4,500	4,500					4,500	4,500
Net loss							(78,772)	(78,772)	(78,772)	(78,772)
Ending Balance at Jan. 31, 2007	10,500	3,500	64,000	71,000			(82,785)	(82,785)	(8,285)	(8,285)
Ending Balance (Shares) at Jan. 31, 2007	10,500,000	3,500,000
Net loss							(33,845)	(33,845)	(33,845)	(33,845)
Ending Balance at Jan. 31, 2008	10,500	3,500	64,000	71,000			(116,630)	(116,630)	(42,130)	(42,130)
Ending Balance (Shares) at Jan. 31, 2008	10,500,000	3,500,000
Net loss							(41,175)	(41,175)	(41,175)	(41,175)
Ending Balance at Jan. 31, 2009	10,500	3,500	64,000	71,000			(157,805)	(157,805)	(83,305)	(83,305)
Ending Balance (Shares) at Jan. 31, 2009	10,500,000	3,500,000
Net loss							(18,855)	(18,855)	(18,855)	(18,855)
Ending Balance at Jan. 31, 2010	10,500	3,500	64,000	71,000			(176,660)	(176,660)	(102,160)	(102,160)
Ending Balance (Shares) at Jan. 31, 2010	10,500,000	3,500,000
Capital stock issued for stock subscriptions payable						99,960				99,960
Cash received for stock subscriptions payable					99,960				70,000
Net loss							(31,001)	(31,001)	(31,001)	(31,001)
Ending Balance at Jan. 31, 2011	10,500	3,500	64,000	71,000	99,960	99,960	(207,661)	(207,661)	(33,201)	(33,201)
Beginning Balance (Shares) at Jan. 31, 2011	10,500,000	3,500,000
Capital stock issued for stock subscriptions payable	36,000	12,000	63,960	87,960	(99,960)	(99,960)
Capital stock issued for stock subscriptions payable (Shares)	36,000,000	12,000,000
Capital stock issued for cash	300	100	99,700	99,900					100,000	100,000
Capital stock issued for cash (Shares)	300,000	100,000
Cash received for stock subscriptions payable					70,000	70,000			70,000	70,000
Net loss							(160,638)	(160,638)	(160,638)	(160,638)
Ending Balance at Jan. 31, 2012	46,800	15,600	227,660	258,860	70,000	70,000	(368,299)	(368,299)	(23,839)	(23,839)
Ending Balance (Shares) at Jan. 31, 2012	46,800,000	15,600,000
Capital stock issued for stock subscriptions payable	420		69,580		(70,000)
Capital stock issued for stock subscriptions payable (Shares)	420,000
Capital stock issued for cash	55,000		55,000						110,000
Capital stock issued for cash (Shares)	55,000,000
Net loss							(151,035)		(151,035)
Ending Balance at Jan. 31, 2013	$ 102,220		$ 352,240				$ (519,334)		$ (64,874)
Ending Balance (Shares) at Jan. 31, 2013	102,220,000